EARNINGS / (LOSS) PER SHARE (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
EARNINGS / (LOSS) PER SHARE [Abstract]
Dilutive effect of share options outstanding exercisable into ordinary shares (in shares)		11,700	10,400
Dilutive effect of convertible debt ordinary shares (in shares)		3,100	4,100
Income and Share Data Used in Basic and Diluted Earnings / (Loss) Per Ordinary Share [Abstract]
Profit / (loss) attributable to ordinary equity shareholders of the Group | $		$ (56,656)	$ (60,366)	$ 82,643
Weighted average number of ordinary shares outstanding (in shares)	[1],[2]	110,494	108,681	108,681
Basic earnings / (loss) per share (in dollars per share) | $ / shares	[1]	$ (0.51)	$ (0.56)	$ 0.76
Profit / (loss) attributable to ordinary equity shareholders of the Group | $		$ (56,656)	$ (60,366)	$ 82,643
Increase in profit attributable to ordinary equity shareholders of the Group resulted from conversion of convertible debt | $		0	0	1,223
Profit / (loss) attributable to ordinary equity shareholders of the Group for diluted EPS | $		$ (56,656)	$ (60,366)	$ 83,866
Adjusted for [Abstract]
- Assumed conversion of convertible debt (in shares)		0	0	1,808
- Assumed exercise of share awards (in shares)		0	0	754
Weighted average number of shares outstanding for diluted EPS (in shares)	[1]	110,494	108,681	111,243
Diluted earnings / (loss) per share (in dollars per share) | $ / shares	[1]	$ (0.51)	$ (0.56)	$ 0.75
Class A Ordinary Shares [Member]
EARNINGS / (LOSS) PER SHARE [Abstract]
Number of votes granted per share | Vote		1
Class V Ordinary Shares [Member]
EARNINGS / (LOSS) PER SHARE [Abstract]
Number of votes granted per share | Vote		10

[1]	After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.
[2]	The weighted average number of ordinary shares outstanding for the years ended December 31, 2022 and 2021 was retrospectively adjusted to reflect the reverse recapitalization effectuated in April 2023. See Note 1